Loss from operations (Tables)	12 Months Ended
Dec. 31, 2017
Loss From Operations
Schedule of loss from operations

	2017	2016	2015
Loss from operations is stated after charging/(crediting):	£’000	£’000	£'000

Changes in inventories of finished goods and work in progress	202	256	62
Write down of inventory to net realisable value	-	287	-
Depreciation of property, plant and equipment	983	772	501
Amortisation of intangible assets – product and marketing rights	1,577	3,583	236
Impairment of intangible assets	1,500	11,413	-
Operating lease expense:
- Property	277	385	246
- Plant and machinery	-	194	86
Foreign exchange(gain)/ loss	(39)	31	(23)
Acquisition costs	-	-	2,991
Loss on disposal of property, plant and equipment	27	-	2,553
Gain on bargain purchase	-	-	(165)
Share based payment	520	203	170